Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	XENON PHARMACEUTICALS INC.
Entity Central Index Key	0001582313
Entity Emerging Growth Company	false
Entity File Number	001-36687
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0661854
Entity Address, Address Line One	3650 Gilmore Way
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5G 4W8
City Area Code	(604)
Local Phone Number	484-3300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	XENE
Security Exchange Name	NASDAQ